Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	$ 7,861		$ 6,276
Loans	10		6
Other assets	1,848	[1]	1,075	[1]
Total assets	99,533		84,775
Trading liabilities	8,071		6,911
Long-term debt	326	[2]	269	[2]
Other liabilities	382	[3]	590	[3]
Total liabilities	18,864		21,333
Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	78,467		62,652
Available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	17,326		12,609
Available-for-sale | U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	958		1,005
Available-for-sale | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11,954	[4]	8,549	[4]
Available-for-sale | State And Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,739	[2]	508	[2]
Available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	26,796		19,727
Available-for-sale | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	273	[4]	470	[4]
Available-for-sale | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	815	[4]	1,227	[4]
Available-for-sale | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	418	[4]	508	[4]
Available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	903		1,331
Available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,339		2,639
Available-for-sale | Asset-Backed CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,444		249
Available-for-sale | Other Asset-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	532		539
Available-for-sale | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	30		47
Available-for-sale | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	973	[2]	2,538	[2]
Available-for-sale | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,363		3,342
Available-for-sale | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,425	[4]	2,868	[4]
Available-for-sale | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,879	[4],[5]	2,513	[4],[5]
Available-for-sale | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,175	[4],[5]	1,825	[4],[5]
Available-for-sale | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	125	[4],[5]	158	[4],[5]
Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	2,203	[6]	2,340	[6]
Derivative assets	5,658		3,936
Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	88,186		70,009
Total liabilities	8,779		7,770
Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	10,751		14,121
Other assets	596		645
Total assets	11,347		14,766
Trading liabilities	10,053		13,561
Other liabilities	32		2
Total liabilities	10,085		13,563
Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	955		1,726
Derivative liabilities	7,116		5,185
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	5,259		5,511
Other assets	672	[1]	52	[1]
Total assets	26,879		23,884
Percentage of assets prior to netting	21.40%		23.80%
Trading liabilities	4,784		4,979
Other liabilities	14	[3]	115	[3]
Total liabilities	4,800		5,096
Percentage of liabilities prior to netting	10.90%		14.00%
Level 1 | Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	20,172		17,543
Level 1 | Available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	17,326		12,609
Level 1 | Available-for-sale | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	44		27
Level 1 | Available-for-sale | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9		18
Level 1 | Available-for-sale | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	973	[2]	2,538	[2]
Level 1 | Available-for-sale | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale			91
Level 1 | Available-for-sale | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,820		2,260
Level 1 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	485	[6]	1,598	[6]
Derivative assets	4,774		3,913
Level 1 | Trading Assets | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	164		272
Level 1 | Trading Assets | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	4,519		3,561
Level 1 | Trading Assets | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	91		79
Level 1 | Trading Assets | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets			1
Level 1 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	26,103		23,106
Percentage of assets prior to netting	22.90%		26.90%
Total liabilities	4,798		5,094
Percentage of liabilities prior to netting	14.20%		22.20%
Level 1 | Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	323		279
Other assets	453		499
Total assets	776		778
Other liabilities	2		2
Total liabilities	2		2
Level 1 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	418		1,277
Derivative liabilities	4,366		3,702
Level 1 | Trading Liabilities | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	4,311		3,648
Level 1 | Trading Liabilities | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	55		54
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	28,489		16,441
Loans	10
Other assets	1,019	[1]	910	[1]
Total assets	98,336		76,378
Percentage of assets prior to netting	78.30%		75.90%
Trading liabilities	27,982		16,936
Long-term debt	326	[2]	269	[2]
Other liabilities	368	[3]	473	[3]
Total liabilities	38,759		31,239
Percentage of liabilities prior to netting	88.40%		85.50%
Level 2 | Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	58,247		45,041
Level 2 | Available-for-sale | U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	958		1,005
Level 2 | Available-for-sale | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11,910		8,522
Level 2 | Available-for-sale | State And Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,694	[2]	498	[2]
Level 2 | Available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	26,796		19,727
Level 2 | Available-for-sale | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	273		470
Level 2 | Available-for-sale | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	815		1,227
Level 2 | Available-for-sale | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	418		508
Level 2 | Available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	903		1,331
Level 2 | Available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,339		2,639
Level 2 | Available-for-sale | Asset-Backed CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,444		249
Level 2 | Available-for-sale | Other Asset-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	532		539
Level 2 | Available-for-sale | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	21		29
Level 2 | Available-for-sale | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,360		3,193
Level 2 | Available-for-sale | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	605		608
Level 2 | Available-for-sale | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,879	[5]	2,513	[5]
Level 2 | Available-for-sale | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,175	[5]	1,825	[5]
Level 2 | Available-for-sale | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	125	[5]	158	[5]
Level 2 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	1,655	[6]	710	[6]
Derivative assets	26,834		15,731
Level 2 | Trading Assets | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	26,434		15,260
Level 2 | Trading Assets | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	113		100
Level 2 | Trading Assets | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	284		370
Level 2 | Trading Assets | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3		1
Level 2 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	87,765		62,392
Percentage of assets prior to netting	76.80%		72.70%
Total liabilities	28,676		17,678
Percentage of liabilities prior to netting	84.90%		77.00%
Level 2 | Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	10,428		13,842
Other assets	143		144
Total assets	10,571		13,986
Trading liabilities	10,053		13,561
Other liabilities	30
Total liabilities	10,083		13,561
Level 2 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	537		443
Derivative liabilities	27,445		16,493
Level 2 | Trading Liabilities | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	27,201		16,126
Level 2 | Trading Liabilities | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	44		59
Level 2 | Trading Liabilities | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	200		304
Level 2 | Trading Liabilities | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			4
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	160		151
Loans			6
Other assets	157	[1]	113	[1]
Total assets	365		340
Percentage of assets prior to netting	0.30%		0.30%
Trading liabilities	314		177
Other liabilities			2	[3]
Total liabilities	314		179
Percentage of liabilities prior to netting	0.70%		0.50%
Level 3 | Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	48		68
Level 3 | Available-for-sale | State And Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	45	[2]	10	[2]
Level 3 | Available-for-sale | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3		58
Level 3 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	63	[6]	32	[6]
Derivative assets	97		119
Level 3 | Trading Assets | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	54		119
Level 3 | Trading Assets | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	43
Level 3 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	365		338
Percentage of assets prior to netting	0.30%		0.40%
Total liabilities	314		179
Percentage of liabilities prior to netting	0.90%		0.80%
Level 3 | Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets			2
Total assets			2
Level 3 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments			6
Derivative liabilities	314		171
Level 3 | Trading Liabilities | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	239		149
Level 3 | Trading Liabilities | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	75		22
Netting
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	(26,047)	[7]	(15,827)	[7]
Total assets	(26,047)	[7]	(15,827)	[7]
Trading liabilities	(25,009)	[7]	(15,181)	[7]
Total liabilities	(25,009)	[7]	(15,181)	[7]
Netting | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	(26,047)	[7],[8]	(15,827)	[7],[8]
Netting | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	(26,047)	[7]	(15,827)	[7]
Total liabilities	(25,009)	[7]	(15,181)	[7]
Netting | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ (25,009)	[7],[8]	$ (15,181)	[7],[8]

[1]	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
[2]	Includes certain interests in securitizations.
[3]	Includes the fair value adjustment for certain unfunded lending-related commitments and derivatives in designated hedging relationships and support agreements.
[4]	At Dec. 31, 2011 and Dec. 31, 2010, the German foreign covered bonds were considered Level 1 in the valuation hierarchy. All other assets in the table above are primarily Level 2 assets in the valuation hierarchy.
[5]	Previously included in the Grantor Trust.
[6]	Includes loans classified as trading assets and certain interests in securitizations.
[7]	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral.
[8]	Netting cannot be disaggregated by product.